SHAREHOLDERS' EQUITY - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jul. 04, 2020	Dec. 31, 2019	Apr. 04, 2020	Jul. 06, 2019	Apr. 06, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive loss, net of tax	$ 686	$ 704		$ 749
Accumulated other comprehensive loss
Disclosure of analysis of other comprehensive income by item [line items]
Foreign currency translation loss on investment in foreign operations, net of tax of $(3) (December 31, 2015 – $(10))	(164)	(145)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2015 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligation, net of tax	(31)	(30)
Accumulated other comprehensive loss, net of tax	(203)	(183)	$ (208)	$ (208)	$ (192)	$ (197)
Tax	(3)	(4)
Income tax relating to hedges of net investments in foreign operations	3	3
Income tax relating to actuarial loss on defined benefit pension obligation	$ 10	$ 9